Financial risk - Collateral held (Details)	Sep. 30, 2021	Sep. 30, 2020
Performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	89.20%	87.60%
Performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.80%	5.90%
Performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.00%	6.50%
Performing loans | Housing
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Housing | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Personal
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Personal | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	9.90%	8.00%
Performing loans | Personal | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	31.20%	32.50%
Performing loans | Personal | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	58.90%	59.50%
Performing loans | Business
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Business | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	66.20%	62.80%
Performing loans | Business | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	15.60%	18.90%
Performing loans | Business | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	18.20%	18.30%
Performing loans | Assets held for sale
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%
Performing loans | Assets held for sale | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	5.90%
Performing loans | Assets held for sale | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	92.50%
Performing loans | Assets held for sale | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	1.60%
Non-performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	72.20%	76.40%
Non-performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	13.10%	13.50%
Non-performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	14.70%	10.10%
Non-performing loans | Housing
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Housing | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	94.60%	95.20%
Non-performing loans | Housing | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	5.40%	4.80%
Non-performing loans | Personal
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Personal | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	45.70%	49.40%
Non-performing loans | Personal | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	54.30%	50.60%
Non-performing loans | Business
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Business | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	44.90%	39.20%
Non-performing loans | Business | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	21.90%	30.70%
Non-performing loans | Business | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	33.20%	30.10%
Parent Entity | Performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	89.70%	88.30%
Parent Entity | Performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.50%	5.40%
Parent Entity | Performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	5.80%	6.30%
Parent Entity | Performing loans | Housing
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Housing | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Personal
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Personal | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	10.60%	8.70%
Parent Entity | Performing loans | Personal | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	33.50%	34.60%
Parent Entity | Performing loans | Personal | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	55.90%	56.70%
Parent Entity | Performing loans | Business
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Business | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	66.60%	63.70%
Parent Entity | Performing loans | Business | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	14.80%	17.70%
Parent Entity | Performing loans | Business | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	18.60%	18.60%
Parent Entity | Performing loans | Assets held for sale
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%
Parent Entity | Performing loans | Assets held for sale | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	5.90%
Parent Entity | Performing loans | Assets held for sale | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	92.50%
Parent Entity | Performing loans | Assets held for sale | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	1.60%
Parent Entity | Non-performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	73.30%	79.00%
Parent Entity | Non-performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	12.80%	11.80%
Parent Entity | Non-performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	13.90%	9.20%
Parent Entity | Non-performing loans | Housing
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Housing | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	94.70%	95.20%
Parent Entity | Non-performing loans | Housing | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	5.30%	4.80%
Parent Entity | Non-performing loans | Personal
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Personal | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	47.80%	50.70%
Parent Entity | Non-performing loans | Personal | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	52.20%	49.30%
Parent Entity | Non-performing loans | Business
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Business | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	47.10%	44.10%
Parent Entity | Non-performing loans | Business | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	21.20%	26.40%
Parent Entity | Non-performing loans | Business | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	31.70%	29.50%